Notes Payable - Schedule of Notes Payable to Related Parties (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note Dated October 25, 2010, with Interest at 12% Per Annum, Due on Demand [Member]
Note payable interest rate	12.00%	12.00%
Note payable issuance date	Oct. 25, 2010	Oct. 25, 2010
Note Dated January 27, 2012, Non-Interest Bearing, Due on January 26, 2013 [Member]
Note payable issuance date	Jan. 27, 2012	Jan. 27, 2012
Note payable due date	Jan. 26, 2013	Jan. 26, 2013
Note Dated February 27, 2012, Non-Interest Bearing, Due on February 26, 2013 [Member]
Note payable issuance date	Feb. 27, 2012	Feb. 27, 2012
Note payable due date	Feb. 26, 2013	Feb. 26, 2013
Note Dated March 31, 2012, Non-Interest Bearing, Due on March 30, 2013 [Member]
Note payable issuance date	Mar. 31, 2012	Mar. 31, 2012
Note payable due date	Mar. 30, 2013	Mar. 30, 2013
Note Dated April 18, 2012, with Interest at 10% Per Annum, Due on April 17, 2013 [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Apr. 18, 2012	Apr. 18, 2012
Note payable due date	Apr. 17, 2013	Apr. 17, 2013
Note Dated April 18, 2012, with Interest at 10% Per Annum, Due on April 17, 2013 [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Apr. 18, 2012	Apr. 18, 2012
Note payable due date	Apr. 17, 2013	Apr. 17, 2013
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jun. 15, 2012	Jun. 15, 2012
Note payable due date	Jun. 14, 2013	Jun. 14, 2013
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jun. 15, 2012	Jun. 15, 2012
Note payable due date	Jun. 14, 2013	Jun. 14, 2013
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jun. 15, 2012	Jun. 15, 2012
Note payable due date	Jun. 14, 2013	Jun. 14, 2013
Note Dated January 23, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jan. 23, 2013	Jan. 23, 2013
Note Dated March 5, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Mar. 05, 2013	Mar. 05, 2013
Note Dated March 20, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Mar. 20, 2013	Mar. 20, 2013
Note Dated June 3, 2013, With Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jun. 03, 2013	Jun. 03, 2013
Note Dated June 12, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Jun. 12, 2013	Jun. 12, 2013
Note Dated October 9, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Oct. 09, 2013	Oct. 09, 2013
Note Dated December 12, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Dec. 12, 2013	Dec. 12, 2013
Note dated March 25, 2014, with Interest at 10% Per Annum, Due on Demand [Member]
Note payable interest rate	10.00%	10.00%
Note payable issuance date	Mar. 25, 2014	Mar. 25, 2014